Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net income (loss) for the year	$ 16,120,203	$ (41,960,484)	$ (977,635)
Add (deduct) items not affecting cash:
Amortization of plant and equipment	35,040	6,592	6,053
Change in value of lease obligations	2,949	1,448	(3,337)
Change in value of royalty obligations	495,704	0	0
Change in value of warrant liability	(19,229,287)	36,486,420	(386,940)
Change in value of production obligation	(48,472)	0	0
Realized gain on disposal of asset	(2,530)	0	0
Share-based compensation settled with shares	315,740	3,744,172	0
Government assistance	0	0	(7,373)
Subtotal	(2,310,653)	(1,721,852)	(1,369,232)
Change in non-cash working capital balances:
(Increase) decrease in amounts receivable and prepaid expenses	(525,708)	(112,321)	51,049
Increase (decrease) in accounts payable and accrued liabilities	1,259,545	(89,205)	(69,692)
Increase (decrease) in provision	(57,133)	563,604	(6,234)
Net cash used in operating activities	(1,633,949)	(1,359,774)	(1,394,109)
Investing activities
Deposit	(181,161)	0	0
Additions to property, plant, and equipment	(12,961,819)	(4,325,642)	0
Dispositions of equipment	2,530	0	0
Net cash used in investing activities	(13,140,450)	(4,325,642)	0
Financing activities
Increase (decrease) in share subscriptions received in advance	0	(68,411)	68,411
Proceeds from issuance of common shares	0	19,976,571	998,620
Common share issue costs	0	(113,446)	(7,821)
Exercise of stock options	577,500	560,406	0
Exercise of warrants	1,530,192	1,108,200	0
Lease liability principal payments	53,279	6,367	4,810
Short term debt	0	(22,115)	29,486
Proceeds from royalty financing	0	6,330,721	0
Net cash provided by financing activities	2,054,413	27,765,559	1,083,886
Effect of exchange rate changes on cash and cash equivalents	76,153	134,638	3,197
Net increase (decrease) in cash and cash equivalents during the year	(12,643,833)	22,214,781	(307,026)
Cash and cash equivalents, beginning of year	22,437,086	222,305	529,331
Cash and cash equivalents, end of year	$ 9,793,253	$ 22,437,086	$ 222,305